UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

INSTITUTIONAL CLASS (FARIX)

SUPER INSTITUTIONAL CLASS (FARYX)

ANNUAL REPORT TO SHAREHOLDERS

JUNE 30, 2019

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Fulcrum Diversified Absolute Return Fund will send a notice, either by mail or e-mail, each time an updated report is available on the Fund’s website (www.fulcrumassetfunds.com). Investors enrolled in electronic delivery will receive the notices by e-mail, with links to the updated report and will not need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notices in the mail.

All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge. Contact your financial intermediary to make this election, or direct investors can call 1-855-538-5278.

DISCUSSION OF FUND PERFORMANCE (UNAUDITED)

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND

Market conditions/environment January 1st, 2019 to June 30th, 2019

Following an anxious end to 2018, in which global equities experienced their worst quarter in over 30 years lead by the US market, markets made a good recovery and regained their poise in the first quarter. The US Federal Reserve’s expected interest rate pause, combined with progress on Sino-American trade talks, advanced economies showing signs of stabilization and improved economic activity from China, helped drive equities higher and drive global bond yields lower. Global equities1 returned +12.9% and bonds2 +3.0% at the end of the first quarter.

This rebound was put under severe pressure in the second quarter by President Trump’s escalating trade war and more aggressive rhetoric. US and China economic growth rates both dipped during May and June, while the eurozone’s economy struggled on at stall speed with the probability of a recession in Germany shifting meaningfully higher. Such weakness in global activity was offset by China’s continued proactive growth policy, the Fed’s easing campaign and a more dovish European Central Bank (“ECB”). The “truce” agreed at the G20 Osaka summit also provided some relief.

In Europe, Brexit continued to be a key issue on the political front. After the UK parliament had voted down the deal three times, it remained unclear whether there would be a renegotiation, a further extension or a no deal exit.

Despite a positive beginning across markets (US equities3 +18.5%, Emerging Markets4 +10.7%, and global bonds2 +6.0%), the first half of 2019 concluded with deteriorating growth, the possibility of monetary policy proving ineffective, and the unpredictable path of ongoing trade tensions. Equity prices rose despite lacklustre earnings growth, resulting in more expensive valuations, while expected real returns on government bonds again became negative.

Fund Performance

From January 1, 2019 to June 30, 2019, Fulcrum Diversified Absolute Return Fund Institutional Class shares had a total return of +3.93%.

The primary driver of returns was directional equity strategies, which were supported by a dovish bias from central banks including the Fed and ECB. Within Relative Value, our equity thematic positions continued to do well, particularly the Technology Disruption theme, which is largely immune from broad movements in both the technology sector and global equity market. Our Defensive theme, which seeks to identify bond-like assets with expected returns greater than bonds, also performed well with gold-related equities and global utilities faring especially well in June.

Diversifying Strategies also had a good start to the year, benefiting from the sharp fall in global bond yields, a continuation in equity gains and a rise in precious metals.

On the negative side, relative value fixed income and currency positions struggled over the period, as our expression of growth stabilization was overpowered by trade war concerns and the expected monetary policy response.

In an environment of much uncertainty, we have entered the second half of the year with low directional risk and high relative value risk, independent on the overall direction of markets, and have allocated to a variety of defensive assets outside of bonds - for example precious metals, equity dispersion and global utilities.

1:  MSCI World Index Hedged Daily measures the equity market performance of developed markets (Source: MSCI)

2:  Barclays Global Aggregate Bond Index (USD Hedged): The Barclays Global Aggregate Bond Index is a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers. (Source: Barclays)

3:  S&P 500 Index measures the US equity performance based on changes in the aggregate market value of 500 stocks representing all major industries (source: Bloomberg)

4:  MSCI Emerging Markets measures the equity market performance of emerging markets (Source: MSCI)

Must be Preceded or Accompanied by a prospectus.

Opinions expressed are those of Fulcrum Asset Management and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Mutual fund investing involves risk. Principal loss is possible. Absolute return strategies are not designed to outperform stocks and bonds during strong market rallies. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the Fund, and money borrowed will be subject to interest costs. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

It is not possible to invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

The Fulcrum Diversified Absolute Return Fund is distributed by Quasar Distributors, LLC.

Fulcrum Diversified Absolute Return Fund

Performance Summary

June 30, 2019 (Unaudited)

Comparison of a Hypothetical $1,000,000 Investment in

the Fulcrum Diversified Absolute Return Fund - Institutional Class

and 3 month USD LIBOR interest rate

Investment Returns

 For the periods ended June 30, 2019

	One Year	Three Year*	Since Inception*
Fulcrum Diversified Absolute Return Fund
Institutional Class **	1.09%	2.04%	0.42%
Super Institutional Class **	1.21%	2.08%	0.45%
3 month USD LIBOR interest rate	2.57%	1.72%	1.43%

*	Average annualized returns.
**	Inception date on July 31, 2015.

Fulcrum Diversified Absolute Return Fund

Expense Example

June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Institutional Class
Actual Fund Return	$1,000.00	$1,039.30	1.24%	$6.28
Hypothetical 5% Return	$1,000.00	$1,018.64	1.24%	$6.21

Super Institutional Class
Actual Fund Return	$1,000.00	$1,039.30	1.14%	$5.77
Hypothetical 5% Return	$1,000.00	$1,019.13	1.14%	$5.72

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the “period”).

Fulcrum Diversified Absolute Return Fund

Consolidated Allocation of Portfolio Holdings by Market Exposure of Cash settled instruments, Futures, and Options

June 30, 2019 (Unaudited)

*	Diversifying Strategies – are comprised of systematically implemented exposure using futures to various asset classes which are included for diversification purposes and could include equities, fixed income, currencies and commodities.

Fulcrum Diversified Absolute Return Fund
Consolidated Allocation of Portfolio Holdings by Risk Contribution
June 30, 2019 (Unaudited)

Individual Risk1 Exposure by Strategy

Directional Equities	3.7%
North America	2.4
Europe ex-UK	0.6
Japan	0.4
United Kingdom	0.2
Asia ex-Japan	0.1
Relative Value - Currencies	3.6%
Euro	0.9
LATAM Currencies	0.6
Scandinavian Currencies	0.6
Asian Currencies	0.4
Japanese Yen	0.4
Australian Dollar	0.2
UK Pound	0.2
Canadian Dollar	0.1
Swiss Franc	0.1
Relative Value - Equities	4.8%
Short U.S. Equities	0.9
Technology Disruption	0.8
DM Equities Relative	0.6
Global Energy Sector	0.6
Defensive	0.5
Idiosyncratic	0.5
EM vs DM Equities	0.5
Global Financials	0.2
EM equities Relative	0.2

Relative Value - Fixed Income	3.7%
US Inflation	0.8
European Curve Flattener	0.6
Short Germany 10 Year	0.6
U.K. Inflation	0.4
U.S. vs U.K. Real Yields	0.4
South African Rates	0.2
U.K. vs European Rates	0.2
Korea vs Australia 5 Year	0.1
Indonesian Rates	0.1
U.K. Curve Steepener	0.1
Scandinavian Rates	0.1
Volatility Strategies	0.3%
Global Dispersion	0.3
Diversifying Strategies	1.5%
Diversifying Strategies	1.5
Commodities	0.7%
Precious Metals	0.4
Brent Oil Dec21	0.4

Sum of Individual Volatility Risk	18.3%[2]

[1]	Individual risk by asset class - is calculated by the current category weight in the portfolio multiplied by the standard deviation of portfolio holdings in that category. Data used is as of 6/30/2019. Standalone risk is measured for each category independently of other categories and does not take into account their potential offsetting effect. Therefore, the sum of standalone risk for all categories will exceed the risk of the entire portfolio. Standalone risk indicates to the investor the risk
[2]	Individual Risk percentages may not total to Sum of Individual Volatility Risk due to rounding.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

COMMON STOCKS - 0.6%	Shares	Value
Home Builders
DR Horton, Inc.	1,667	$71,897
KB Home	5,989	154,097
Lennar Corp.	2,870	139,080
LGI Homes, Inc. (1)	2,792	199,433
MDC Holdings, Inc.	2,365	77,525
PulteGroup, Inc.	2,296	72,600
Taylor Morrison Home Corp. (1)	3,575	74,932
Toll Brothers, Inc.	3,134	114,767
TRI Pointe Group, Inc. (1)	10,120	121,136
TOTAL COMMON STOCKS (Cost $827,658)		1,025,467

PURCHASED OPTIONS AND WARRANTS - 4.6%		Contracts	Notional		Value
Call Options Purchased - 0.3%
E-mini S&P 500 at $2,950, July 5, 2019		145	18,791,982	USD	159,500
Crude Oil Dec 19 Futures at $100, October 28, 2019 (2)		30	1,914,000	USD	3,600
Crude Oil Dec 19 Futures at $90, October 28, 2019 (2)		30	1,914,000	USD	6,300
Crude Oil Dec 21 Futures at $90, October 26, 2021 (2)		30	1,808,100	USD	35,400
Crude Oil Dec 21 Futures at $100, October 26, 2021 (2)		30	1,808,100	USD	17,700
Gold Dec 19 Futures at $1,400, November 25, 2019 (2)		68	9,690,680	USD	396,440
Total Call Options Purchased (Premiums Paid $549,370)					618,940

Put Option Purchased - 0.1%
E-mini S&P 500 at $2,840, July 31, 2019		218	28,252,773	USD	230,872
Total Put Option Purchased (Premiums Paid $230,872)					230,872

Binary Option Purchased - 0.1%	Counterparty [a]
EUR/USD >= 1.1503 and EUR/MXN <= 21.5681, September 26, 2019 (3)	GS		562,000	EUR	60,710
Total Binary Option (Premiums Paid $60,680)					60,710

Currency Options Purchased - 0.2%
AUD Call / NZD Put at 1.0755, July 5, 2019	JPM		23,077,000	AUD	113
EUR Call / USD Put at 1.145, July 12, 2019	JPM		55,959,000	EUR	168,240
NOK Put / SEK Call at 1.080, July 26, 2019	JPM		257,080,000	NOK	79,983
USD Call / GBP Put at 0.810, October 25, 2019	JPM		21,454,000	USD	152,624
USD Call / ZAR Knock-out Put at 14.525, July 3, 2019 (5)	JPM		16,865,000	USD	5,633
Total Currency Options (Premiums Paid $649,587)					406,593

Warrants - 3.9%
Euro STOXX 50 Index Dispersion Warrants (4)(6)
Effective: 10/04/2018, Expiration: 12/20/2019, Strike: 16.50%	HSBC	520	520,000	EUR	769,247
Effective: 10/18/2018, Expiration: 12/20/2019, Strike: 16.81%	JPM	6	600,000	EUR	911,451
Effective: 03/21/2019, Expiration: 03/20/2020, Strike: 16.05%	JPM	7	700,000	EUR	832,898
Multiple Markets Index Dispersion Warrants (7)
Effective: 01/25/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	245,373
Effective: 02/15/2019, Expiration: 12/18/2020 (4)	HSBC	4,020	402,000	EUR	446,281
Effective: 03/06/2019, Expiration: 12/18/2020	HSBC	2,980	298,000	USD	287,242
Effective: 03/19/2019, Expiration: 03/19/2021	BNP	250	250,000	USD	246,328
NASDAQ 100 Stock Index Dispersion Warrants (6)
Effective: 01/10/2019, Expiration: 01/17/2020, Strike: 22.64%	HSBC	293	293,000	USD	307,802
Effective: 04/29/2019, Expiration: 06/19/2020, Strike: 18.10%	HSBC	251	251,000	USD	254,376
S&P 500 Index Dispersion Warrants (6)
Effective: 11/26/2018, Expiration: 01/17/2020, Strike: 18.86%	JPM	9	900,000	USD	952,237
Effective: 12/13/2018, Expiration: 01/17/2020, Strike: 19.12%	JPM	6	600,000	USD	615,133
Effective: 01/07/2019, Expiration: 01/17/2020, Strike: 19.05%	HSBC	620	620,000	USD	640,820
Effective: 05/23/2019, Expiration: 06/19/2020, Strike: 16.94%	JPM	8	800,000	USD	800,000
Total Warrants (Cost $6,793,263)					7,309,188

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $8,283,772)					$8,626,303

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

SHORT-TERM INVESTMENTS - 59.2%	Principal
Foreign Government Obligations - 15.5% (4)(8)	Amount		Value
French Republic Government Bond OAT
1.307%, 05/25/2050	8,280,000	EUR	$10,845,187
Indonesia Treasury Bond
7.683%, 05/15/2024	71,597,000,000	IDR	5,351,721
Italy Buoni Poliennali Del Tesoro
3.481%, 03/01/2048	5,314,000	EUR	6,663,616
Republic of South Africa Government Bond
0.000%, 02/28/2035	71,420,000	ZAR	4,842,130
12.306%, 02/28/2048	18,784,099	ZAR	1,202,662
Total Foreign Government Obligations (Cost $26,936,677)			28,905,316

United States Treasury Bills - 43.7% (8)
2.415%, 08/15/2019	7,900,000	USD	7,879,633
2.412%, 08/22/2019	10,000,000	USD	9,970,118
2.417%, 08/29/2019	11,000,000	USD	10,962,277
2.414%, 09/05/2019	15,000,000	USD	14,942,724
2.423%, 09/19/2019	15,000,000	USD	14,931,050
2.351%, 11/07/2019	6,900,000	USD	6,849,376
2.362%, 11/14/2019	7,000,000	USD	6,945,981
2.022%, 11/21/2019	3,800,000	USD	3,769,132
2.028%, 11/29/2019	5,000,000	USD	4,957,028
Total United States Treasury Bills (Cost $81,161,697)			81,207,319

TOTAL SHORT-TERM INVESTMENTS (Cost $108,098,374)			110,112,635

UNITED STATES TREASURY BOND - 17.7%
United States Treasury Inflation Indexed Bonds (8)
0.495%, 01/15/2029	31,303,016	USD	32,967,248
TOTAL UNITED STATES TREASURY BOND (Cost $32,405,616)			32,967,248

Investments, at value (Cost $149,615,420) - 82.1%			152,731,653
Other Assets in Excess of Liabilities - 17.9%			33,289,054
TOTAL NET ASSETS - 100.0%			$186,020,707

(1)	Non-income producing security.
(2)	Position held in subsidiary.
(3)	Option only pays if both terms are met at maturity.
(4)	Foreign issued security.
(5)	Option includes a knock-out barrier at $15.15. The option can no longer be exercised if trades at or above the level during market hours on or before expiration.
(6)	The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock’s assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.
(7)	The payout of the Multiple Markets Dispersion Warrants is calculated with the observed volatility of a weighted basket of indices to an assigned strike volatility for each index during the observation period for the respective warrant.
(8)	Rate quoted is effective yield of position.

[a]	Counterparty abbreviations
BNP - BNP Paribas
S.A.GS - Goldman Sachs
HSBC - HSBC Bank Plc
JPM - J.P. Morgan Investment Bank

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

WRITTEN OPTIONS - (0.2%)	Contracts	Notional		Value
Call Option Written - (0.1%)
Gold Dec 19 Futures at $1,525, November 25, 2019 (1)	(66)	(9,405,660	) USD	$(138,600)
Total Call Option Written (Premiums Received $126,537)				(138,600)

Put Option Written - (0.0%)
E-mini S&P 500 at $2,690, July 31, 2019	(218)	(28,252,773	) USD	(74,015)
Total Put Option Written (Premiums Received $74,015)				(74,015)

Currency Option Written - (0.1%)	Counterparty	Notional
NOK Put / SEK Call at 1.0975, July 26, 2019 (2)	JPM	(65,725,000	) NOK	(88,674)
Total Currency Option Written (Premiums Received $53,088)				(88,674)

TOTAL WRITTEN OPTIONS (Premiums Received $253,640)				$(301,289)

(1)	Position held in subsidiary.
(2)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

FORWARD CURRENCY CONTRACTS (1)

Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	June 30, 2019	Received	Amount	June 30, 2019	Gain/(Loss)
07/01/2019	USD	291,934	$291,934	ZAR	4,153,824	$294,800	$2,866
07/02/2019	USD	3,134,399	3,134,399	ZAR	44,368,656	3,148,480	14,081
07/05/2019	EUR	738,574	840,334	USD	839,834	839,834	(500)
07/22/2019	GBP	9,482,250	12,056,948	USD	12,403,100	12,403,100	346,152
07/22/2019	USD	12,130,522	12,130,522	GBP	9,482,250	12,056,948	(73,574)
07/31/2019	EUR	4,745,000	5,410,675	GBP	4,258,414	5,417,092	6,417
07/31/2019	EUR	18,243,960	20,803,403	USD	20,800,638	20,800,638	(2,765)
07/31/2019	USD	9,550,595	9,550,595	AUD	13,674,119	9,611,200	60,605
07/31/2019	USD	1,873,358	1,873,358	EUR	1,643,938	1,874,565	1,207
07/31/2019	USD	4,291,829	4,291,829	JPY	457,658,685	4,255,967	(35,862)
08/14/2019	EUR	4,000,000	4,566,262	USD	4,552,676	4,552,676	(13,586)
08/14/2019	USD	4,477,803	4,477,803	EUR	4,000,000	4,566,262	88,459
09/11/2019	EUR	12,000,000	13,728,014	USD	13,692,508	13,692,508	(35,506)
09/11/2019	USD	13,499,975	13,499,975	EUR	12,000,000	13,728,014	228,039
09/18/2019	BRL	1,879,258	485,477	USD	479,990	479,990	(5,487)
09/18/2019	CAD	4,379,417	3,349,243	USD	3,304,840	3,304,840	(44,403)
09/18/2019	CHF	3,577,350	3,692,166	USD	3,663,745	3,663,745	(28,421)
09/18/2019	HUF	297,189,657	1,051,421	USD	1,056,408	1,056,408	4,987
09/18/2019	IDR	574,916,000	40,314	USD	40,000	40,000	(314)
09/18/2019	INR	284,507,936	4,078,528	USD	4,043,639	4,043,639	(34,889)
09/18/2019	KRW	4,715,958,570	4,094,934	USD	4,079,000	4,079,000	(15,934)
09/18/2019	NOK	1,815,518	213,313	USD	213,000	213,000	(313)
09/18/2019	NZD	17,666,000	11,886,347	USD	11,734,416	11,734,416	(151,931)
09/18/2019	PHP	3,639,720	70,777	USD	70,000	70,000	(777)
09/18/2019	RUB	8,941,679	139,737	USD	140,000	140,000	263
09/18/2019	SEK	40,181,371	4,352,703	USD	4,269,000	4,269,000	(83,703)
09/18/2019	SGD	175,549	129,911	USD	128,646	128,646	(1,265)
09/18/2019	THB	269,238,035	8,796,559	USD	8,608,730	8,608,730	(187,829)
09/18/2019	TWD	41,683,987	1,348,400	USD	1,328,113	1,328,113	(20,287)
09/18/2019	USD	230,000	230,000	BRL	892,318	230,517	517
09/18/2019	USD	6,830,750	6,830,750	CHF	6,734,994	6,951,154	120,404
09/18/2019	USD	290,000	290,000	HUF	82,098,781	290,456	456
09/18/2019	USD	5,414,900	5,414,900	IDR	78,078,598,774	5,474,961	60,061
09/18/2019	USD	180,000	180,000	INR	12,635,250	181,131	1,131
09/18/2019	USD	11,478,937	11,478,937	KRW	13,545,834,595	11,762,042	283,105
09/18/2019	USD	11,793,000	11,793,000	MXN	228,638,369	11,746,964	(46,036)
09/18/2019	USD	1,972,013	1,972,013	NOK	16,964,597	1,993,240	21,227
09/18/2019	USD	3,135,229	3,135,229	NZD	4,757,000	3,200,688	65,459
09/18/2019	USD	1,750,280	1,750,280	PHP	91,707,982	1,783,335	33,055
09/18/2019	USD	1,649,269	1,649,269	PLN	6,194,620	1,662,233	12,964
09/18/2019	USD	1,144,258	1,144,258	RUB	74,952,529	1,171,329	27,071
09/18/2019	USD	17,844,217	17,844,217	SEK	166,394,844	18,024,955	180,738
09/18/2019	USD	490,000	490,000	SGD	664,981	492,103	2,103
09/18/2019	USD	3,338,000	3,338,000	THB	103,093,129	3,368,264	30,264
09/18/2019	USD	360,000	360,000	TWD	11,127,060	359,940	(60)
09/18/2019	USD	50,000	50,000	ZAR	718,184	50,459	459
09/18/2019	ZAR	91,368,199	6,419,415	USD	6,245,568	6,245,568	(173,847)
09/23/2019	CLP	2,980,653,752	4,400,593	USD	4,323,819	4,323,819	(76,774)
09/23/2019	USD	3,639,410	3,639,410	CLP	2,533,985,880	3,741,139	101,729
							$659,756

(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

FUTURES CONTRACTS

		Number of
		Contracts		Notional		Unrealized
	Description	Long (Short)	Expiration Date	Amount		Gain/(Loss)
	Amsterdam Exchanges Index	9	July 2019	1,009,674	EUR	$1,192
	Australia SPI 200 Index	35	September 2019	5,739,125	AUD	(12,949)
	Australian 3 Year Government Bond	64	September 2019	7,359,848	AUD	3,403
	Australian 10 Year Government Bond	18	September 2019	2,585,702	AUD	10,437
	Australian Dollar	(26)	September 2019	(1,829,360)	USD	(25,949)
*	Brent Crude	1	July 2019	64,740	USD	3,238
*	Brent Crude	52	October 2021	3,134,040	USD	(38,919)
	British Pound	(46)	September 2019	(3,665,338)	USD	(7,844)
	CAC 40 Index	38	July 2019	2,102,540	EUR	10,122
	Canadian 10 Year Government Bond	16	September 2019	2,286,880	CAD	12,941
	Canadian Dollar	12	September 2019	918,660	USD	12,296
*	Canola	(95)	November 2019	(866,210)	CAD	(7,096)
*	Cocoa	13	September 2019	315,250	USD	(11,950)
*	Coffee ‘C’	(4)	September 2019	(164,175)	USD	(10,588)
*	Copper	(2)	September 2019	(135,675)	USD	(4,105)
*	Corn	4	September 2019	84,950	USD	(4,610)
*	Cotton No. 2	(11)	December 2019	(363,440)	USD	(7,121)
*	Crude Oil	(1)	July 2019	(58,470)	USD	(5,922)
	DAX Index	5	September 2019	1,548,500	EUR	12,430
	E-mini Dow	4	September 2019	531,860	USD	(283)
	E-mini Russell 2000 Index	(1)	September 2019	(78,355)	USD	(1,597)
	E-mini S&P 500	(12)	September 2019	(1,766,520)	USD	21
	Euro FX Currency	(19)	September 2019	(2,718,544)	USD	(21,548)
	Euro STOXX 50 Index	(372)	September 2019	(12,893,520)	EUR	(95,520)
	Euro-Bobl	6	September 2019	806,640	EUR	409
	Euro-BTP Italian Government Bond	(45)	September 2019	(6,043,500)	EUR	(232,373)
	Euro-Bund	(304)	September 2019	(52,512,960)	EUR	(515,510)
	Euro-BUXL 30 Year Bond	1	September 2019	202,900	EUR	586
	Euro-OAT	6	September 2019	989,220	EUR	2,865
*	European Emission Allowances	10	December 2019	262,800	EUR	10,251
*	Feeder Cattle	(3)	August 2019	(205,275)	USD	22,191
	FTSE 100 Index	35	September 2019	2,579,150	GBP	7,294
	FTSE 250 Index	13	September 2019	503,022	GBP	5,835
	FTSE/JSE TOP 40 Index	3	September 2019	1,572,960	ZAR	(1,881)
	FTSE/MIB Index	(12)	September 2019	(1,269,360)	EUR	(3,834)
*	Gold 100 oz	(17)	August 2019	(2,403,290)	USD	2,003
	Hang Seng China Enterprises Index	45	July 2019	24,920,500	HKD	43,330
	Hang Seng Index	5	July 2019	7,126,250	HKD	11,996
*	Hard Red Winter Wheat	(3)	September 2019	(69,225)	USD	138
	IBEX 35 Index	6	July 2019	550,380	EUR	1,454
	Japanese Yen	20	September 2019	2,332,750	USD	8,139
	Korea Stock Exchange KOSPI 200 Index	47	September 2019	3,340,800,000	KRW	51,334
*	Lean Hogs	(8)	August 2019	(243,200)	USD	22,217
*	Live Cattle	(6)	August 2019	(250,440)	USD	6,132
*	London Metal Exchange Copper	(1)	August 2019	(149,850)	USD	(2,165)
*	London Metal Exchange Lead	6	July 2019	288,825	USD	1,576
*	London Metal Exchange Lead	(6)	July 2019	(288,825)	USD	(12,468)
*	London Metal Exchange Lead	1	August 2019	48,275	USD	847
*	London Metal Exchange Lead	(6)	August 2019	(289,650)	USD	(3,468)
*	London Metal Exchange Nickel	1	July 2019	75,840	USD	5,205

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2019

FUTURES CONTRACTS (Continued)

	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Nickel	(1)	July 2019	(75,840)	USD	$(5,091)
*	London Metal Exchange Nickel	1	September 2019	76,230	USD	(159)
*	London Metal Exchange Nickel	(2)	September 2019	(152,460)	USD	(9,258)
*	London Metal Exchange Primary Aluminum	9	July 2019	401,006	USD	1,217
*	London Metal Exchange Primary Aluminum	(9)	July 2019	(401,006)	USD	3,213
*	London Metal Exchange Primary Aluminum	2	August 2019	89,638	USD	(818)
*	London Metal Exchange Primary Aluminum	(11)	August 2019	(493,006)	USD	(4,070)
*	London Metal Exchange Tin	2	July 2019	188,650	USD	(4,356)
*	London Metal Exchange Tin	(2)	July 2019	(188,650)	USD	5,209
*	London Metal Exchange Tin	1	August 2019	94,275	USD	(1,333)
*	London Metal Exchange Tin	(4)	August 2019	(377,100)	USD	6,258
*	London Metal Exchange Zinc	3	July 2019	190,875	USD	(6,121)
*	London Metal Exchange Zinc	(3)	July 2019	(190,875)	USD	4,472
	Long Gilt	(67)	September 2019	(8,730,100)	GBP	(64,308)
*	Low Sulphur Gas Oil	1	August 2019	59,750	USD	3,522
	Mexican Peso	29	September 2019	746,170	USD	31
*	Milling Wheat No. 2	(9)	September 2019	(81,113)	EUR	(4,615)
	MSCI Emerging Markets Index	81	September 2019	4,266,270	USD	86,900
	MSCI Taiwan Stock Index	(73)	July 2019	(2,782,800)	USD	(5,563)
	MSCI World Index	(27)	September 2019	(1,714,500)	USD	(13,519)
	NASDAQ 100 E-mini	(5)	September 2019	(769,375)	USD	(2,072)
*	Natural Gas	(10)	July 2019	(230,800)	USD	(559)
	New Zealand Dollar	(3)	September 2019	(201,810)	USD	(4,818)
	Nikkei 225 Mini	489	September 2019	1,039,614,000	JPY	40,404
	OMX 30 Index	48	July 2019	7,779,600	SEK	17,479
*	Palladium	2	September 2019	307,520	USD	48,955
*	Platinum	59	October 2019	2,481,245	USD	40,728
*	RBOB Gasoline	1	July 2019	79,657	USD	7,480
*	Red Spring Wheat	(4)	September 2019	(110,850)	USD	2,404
*	Robusta Coffee	(14)	September 2019	(203,140)	USD	(2,373)
	S&P/Toronto Stock Exchange 60 Index	32	September 2019	6,257,280	CAD	(36,637)
	SGX MSCI Singapore Index	27	July 2019	1,021,005	SGD	7,652
	SGX Nikkei 225 Index	41	September 2019	435,010,000	JPY	9,773
*	SGX TSI Iron Ore	14	July 2019	158,018	USD	18,487
	Short-Term Euro-BTP	5	September 2019	557,500	EUR	5,736
*	Silver	21	September 2019	1,610,805	USD	(5,724)
*	Soybean	(4)	November 2019	(184,600)	USD	(8,762)
*	Soybean Meal	(5)	December 2019	(161,450)	USD	(1,115)
*	Soybean Oil	(12)	December 2019	(207,576)	USD	(6,553)
*	Sugar No. 11	(11)	September 2019	(155,478)	USD	996
*	TTF Natural Gas	(15)	July 2019	(112,906)	EUR	4,297
	U.S. 5 Year Treasury Note	13	September 2019	1,536,031	USD	15,196
	U.S. 10 Year Treasury Note	(261)	September 2019	(33,399,844)	USD	(195,154)
	U.S. Treasury Long Bond	4	September 2019	622,375	USD	13,242
*	UK Natural Gas	(10)	July 2019	(79,515)	GBP	3,477
	Ultra 10-Year U.S. Treasury Note	6	September 2019	828,750	USD	15,364
	Ultra T-Bond	3	September 2019	532,688	USD	2,946
*	Wheat	(1)	September 2019	(26,363)	USD	(941)
*	White Sugar	(17)	July 2019	(279,140)	USD	4,001
						$(772,298)

*	Position held in Subsidiary

The  accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2019

INTEREST RATE SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
GBP-LIBOR-BBA 0.851%	0.863%	6 Month	9/18/2019	9/18/2024	16,874,055	GBP	$(46,306)	$-	$(46,306)
USD-LIBOR-BBA 2.320%	1.850%	3 Month	9/18/2019	9/18/2022	3,500,000	USD	17,471	1,030	16,441
NZD-BBR-FRA 1.25%	1.430%	3 Month	9/18/2019	9/18/2022	8,000,000	NZD	14,246	(2,005)	16,251
HKD-HIBOR-HKAB 2.470%	1.800%	3 Month	9/18/2019	9/18/2022	31,300,000	HKD	18,620	-	18,620
SGD-SOR-VWAP 1.742%	2.020%	6 Month	9/18/2019	9/18/2029	2,000,000	SGD	4,603	(402)	5,005
PLN-WIBOR-WIBO 1.690%	1.800%	6 Month	9/18/2019	9/18/2022	24,400,000	PLN	7,065	-	7,065
1.051%	GBP-LIBOR-BBA 0.851%	6 Month	6/26/2020	6/26/2030	17,684,300	GBP	91,371	-	91,371
GBP LIBOR BBA 0.851%	0.900%	6 Month	6/26/2020	6/26/2025	34,654,700	GBP	(87,434)	-	(87,434)
0.190%	SEK-STIBOR-SIDE -0.025%	3 Month	9/18/2019	9/18/2024	102,971,400	SEK	(37,827)	319	(38,146)
NOK-NIBOR-OIBOR 1.720%	1.750%	6 Month	9/18/2019	9/18/2024	98,963,968	NOK	2,137	17,616	(15,479)
HUF-BUBOR-Reuters 0.300%	0.900%	6 Month	9/18/2019	9/18/2022	916,100,000	HUF	(1,193)	-	(1,193)
HUF-BUBOR-Reuters 0.300%	1.990%	6 Month	9/18/2019	9/18/2029	265,900,000	HUF	1,110	(6,495)	7,605
SGD-SOR-VWAP 1.742%	1.680%	6 Month	9/18/2019	9/18/2022	7,500,000	SGD	7,783	(473)	8,256
1.390%	AUD-BBR-BBSW 1.219%	6 Month	9/18/2019	9/18/2024	19,269,523	AUD	(113,148)	6,299	(119,447)
PLN-WIBOR-WIBO 1.690%	2.210%	6 Month	9/18/2019	9/18/2029	5,500,000	PLN	8,529	-	8,529
Total of Interest Rate Swaps							$(112,973)	$15,889	$(128,862)

INFLATION SWAPS *

Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
UK RPI	3.470%	At maturity	11/15/2018	11/15/2023	31,743,567	GBP	65,365	(18,411)	83,776
1.802%	US CPI U	At maturity	6/10/2019	6/10/2024	21,276,888	USD	(1,819)	-	(1,819)
UK RPI	3.515%	At maturity	4/15/2019	4/15/2024	8,179,090	GBP	(73,006)	-	(73,006)
UK RPI	3.468%	At maturity	9/15/2018	9/15/2023	8,232,613	GBP	9,329	1,882	7,447
US CPI U	1.998%	At maturity	3/26/2019	3/26/2024	10,254,932	USD	(77,502)	(78,590)	1,088
1.770%	US CPI U	At maturity	3/26/2019	3/26/2024	14,713,106	USD	57,342	-	57,342
Total of Inflation Swaps							$(20,291)	$(95,119)	$74,828

*	Counterparty is J.P. Morgan Investment Bank

1 Floating rate definitions
AUD-BBR-BBSW - Australian Bank Bill Swap Rate
GBP-LIBOR-BBA - British Pound Sterling  - London Inter-Bank Offered Rate
HKD-HIBOR-HKAB  - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters  - Budapest Inter-Bank Offered Rate
NOK-NIBOR-OIBOR - Oslo InterBank Offered Rate
NZD-BBR-FRA - New Zealand Dollar Floating Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SEK-STIBOR-SIDE - Stockholm Inter-Bank Offered Rate
SGD-SOR-VWAP - Singapore Dollar Swap Offer Rate Volume Weighted Average Price
UK RPI - United Kingdom Retail Price Index
US CPI U - U.S. Consumer Price Index for Urban Consumers
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate

The  accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2019

AUD - Australian Dollar
BRL -  Brazilian Real
CAD - Canadian Dollar
CHF -  Swiss Franc
CLP -  Chilean Peso
EUR -  Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF -  Hungarian Forint
IDR -  Indonesian Rupiah
INR -  Indian Rupee
JPY -  Japanese Yen
KRW -  South-Korean Won
MXN -  Mexican Peso
NOK -  Norwegian Kroner
NZD - New Zealand Dollar
PHP -  Philippine Peso
PLN -  Polish Zloty
RUB - Russian Ruble
SEK -  Swedish Krona
SGD -  Singapore Dollar
THB - Thai Baht
TWD -  Taiwan Dollar
USD -  US Dollar
ZAR -  South African Rand

The  accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments
June 30, 2019

TOTAL RETURN SWAPS *

	Reference Entity	Counterparty [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
[1]	AS51BANX Index	GS	Australia 3M Interbank Rate + 0.10% (1.295%)	monthly	4/16/2020	(1,674,057)	AUD	$(29,004)
[2]	GSCBFABA Index	GS	Australia 3M Interbank Rate + 0.10% (1.295%)	monthly	10/7/2019	(1,522,013)	AUD	(13,731)
[3]	GSCBFERU Index	GS	EURIBOR 1M - 0.40% (-0.788%)	monthly	4/4/2022	(1,989,169)	EUR	58,856
[4]	GSCBFGOR Index	GS	USD LIBOR 1M + 0.45% (2.848%)	monthly	10/31/2019	2,446,250	USD	17,169
[5]	GSCBFLPM Index	GS	USD LIBOR 1M - 0.40% (1.998%)	monthly	1/7/2022	(1,076,807)	USD	(4,968)
[6]	GSGLFPAY Index	GS	USD LIBOR 1M + 0.40% (2.798%)	monthly	6/21/2022	2,299,762	USD	(19,105)
[7]	JP1RGB Index	JPM	USD LIBOR 1M - 0.25% (2.148%)	monthly	7/23/2020	(1,072,293)	USD	(29,759)
[8]	JPCMFMIN Index	JPM	USD LIBOR 1M + 0.54% (2.938%)	monthly	7/8/2020	1,115,799	USD	21,471
[9]	JPEBCSMI Index	JPM	CHF LIBOR 1M + 0.30% (-0.511%)	monthly	7/23/2020	1,559,129	CHF	(3,355)
[10]	JPFCITSV Index	JPM	USD LIBOR 1M - 0.35% (2.048%)	monthly	6/10/2020	(2,264,252)	USD	(24,510)
[11]	JPFUAIR Index	JPM	USD LIBOR 1M - 1.05% (1.348%)	monthly	7/7/2020	(3,405,059)	USD	(29,916)
[12]	JPFUBRIK Index	JPM	USD LIBOR 1M - 0.40% (1.998%)	monthly	8/28/2019	(2,151,584)	USD	2,635
[13]	JPFUCLDS Index	JPM	USD LIBOR 1M + 0.223% (2.621%)	monthly	6/10/2020	2,499,479	USD	(80,092)
[14]	JPFUEOIL Index	JPM	EURIBOR 1M + 0.30% (0.088%)	monthly	8/7/2019	2,147,816	EUR	34,739
[15]	JPFUEURE Index	JPM	EURIBOR 1M - 1.15% (-1.538%)	monthly	9/25/2019	(1,124,573)	EUR	(23,449)
[16]	JPFUFERL Index	JPM	USD LIBOR 1M + 0.37% (2.768%)	monthly	3/20/2020	3,318,236	USD	43,030
[17]	JPFUGERE Index	JPM	EURIBOR 1M + 0.20% (0.188%)	monthly	7/29/2020	3,476,261	EUR	1,995
[18]	JPFUHOUS Index	JPM	USD LIBOR 1M + 0.35% (2.748%)	monthly	1/2/2020	1,089,511	USD	2,325
[19]	JPFUMEDA Index	JPM	USD LIBOR 1M + 0.40% (2.798%)	monthly	7/15/2019	1,142,200	USD	2,494
[20]	JPFUNORW Index	JPM	NOK NIBOR 1M + 0.41% (1.775%)	monthly	5/19/2020	13,985,575	NOK	9,059
[21]	JPFUOILL Index	JPM	USD LIBOR 1M + 0.40% (2.798%)	monthly	3/16/2020	1,971,037	USD	72,479
[22]	JPFUOMED Index	JPM	USD LIBOR 1M - 0.50% (1.898%)	monthly	7/15/2019	(2,267,495)	USD	7,750
[23]	JPFUREGE Index	JPM	EURIBOR 1M - 0.80% (-1.188%)	monthly	7/2/2019	(2,688,077)	EUR	(6,677)
[24]	JPFUREGU Index	JPM	USD LIBOR 1M - 0.40% (1.998%)	monthly	7/2/2019	(2,791,030)	USD	46,609
[25]	JPFUSHIP Index	JPM	USD LIBOR 1M + 0.60% (2.998%)	monthly	7/2/2019	1,738,494	USD	61,291
[26]	JPFUSWED Index	JPM	SEK STIBOR 1M - 0.60% (-0.745%)	monthly	5/19/2020	(7,794,469)	SEK	7,919
[27]	JPFUUKRE Index	JPM	GBP LIBOR 1M - 1.15% (-0.428%)	monthly	9/25/2019	(482,400)	GBP	(9,853)
[28]	JPFUUSDI Index	JPM	USD LIBOR 1M + 0.40% (2.798%)	monthly	9/25/2019	2,595,761	USD	(88,391)
[29]	JPFUUSRE Index	JPM	USD LIBOR 1M + 0.35% (2.748%)	monthly	7/2/2019	3,307,046	USD	(60,842)
[30]	JPTAOBRL Index	JPM	BRL CDI + 0.50% (6.900%)	monthly	11/13/2019	864,040	BRL	(3,020)
[31]	KAAU9	JPM	0%	at maturity	9/19/2019	11,687,978,400	KRW	(5,827)
[32]	KEU9	JPM	0%	at maturity	9/19/2019	6,856,168,500	KRW	(9,846)
[33]	OBX Index	JPM	NOK NIBOR 1M + 0.55% (1.920%)	monthly	3/11/2020	27,561,069	NOK	(41,568)
[34]	S5UTIL Index	JPM	USD LIBOR 1M + 0.15% (2.548%)	monthly	3/30/2020	4,145,720	USD	(76,752)
[35]	SPSIHO Index	JPM	USD LIBOR 1M + 0.60% (2.998%)	monthly	7/15/2020	2,156,292	USD	5,787
[36]	STBANKX Index	GS	CIBOR 3M - 0.40% (1.556%)	monthly	4/12/2022	(3,501,614)	CAD	16,973
[37]	SX7E Index	JPM	EURIBOR 1M - 0.40% (-0.788%)	monthly	7/22/2020	(325,578)	EUR	23,227
Total of Total Return Swaps								$(124,857)

The  accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

a Counterparty abbreviations

GS - Goldman Sachs

JPM - J.P. Morgan Investment Bank

b Floating rate definitions

BRL-CDI - Brazil Average One-Day Interbank Deposit

CIBOR - Canadian Interbank Offered Rate

EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest rates at which a panel of European banks borrow funds from one another.

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

*	No Upfront premiums paid on the Total Return Swaps.
[1]	AS51BANX - a capitalization weighted index comprised of companies in the S&P/ASX 200 Stock Index.
[2]	GSCBFABA is a custom basket of Australian bank stocks.
[3]	GSCBFERU is a custom basket of European utility company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[4]	GSCBFGOR is a custom basket of precious metals mining company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[5]	GSCBFLPM is a custom basket of financial services company stocks.
[6]	GSGLFPAY is a custom basket of financial services company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[7]	JP1RGB is a custom basket of U.S. regional bank stocks.
[8]	JPCMFMIN is a custom basket of mining company stocks.
[9]	JPEBCSMI is a custom basket of Swiss stocks.
[10]	JPFCITSV is a custom basket of information technology company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[11]	JPFUAIR is a custom basket of airline company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[12]	JPFUBRIK is a custom basket of American retail company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[13]	JPFUCLDS is a custom basket of information technology company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[14]	JPFUEOIL is a custom basket of energy company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[15]	JPFUEURE is a custom basket of European retailer company stocks.
[16]	JPFUFERL is a custom basket of materials company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[17]	JPFUGERE is a custom basket of European Real Estate company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[18]	JPFUHOUS is a custom basket of Canadian forest products company stocks.
[19]	JPFUMEDA is a custom basket of media company stocks.
[20]	JPFUNORW is a custom basket of Norwegian financial company stocks.
[21]	JPFUOILL is a custom basket of oil services company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[22]	JPFUOMED is a custom basket of media company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[23]	JPFUREGE is a custom basket of European real estate company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[24]	JPFUREGU is a custom basket of U.S. real estate company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[25]	JPFUSHIP is a custom basket of transportation company stocks.
[26]	JPFUSWED is a custom basket of Swedish financial company stocks.
[27]	JPFUUKRE is a custom basket of UK retail company stocks.
[28]	JPFUUSDI is a custom basket of U.S. discount retailer company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[29]	JPFUUSRE is a custom basket of U.S. real estate company stocks. The components of the basket as of June 30, 2019 are shown on the following pages.
[30]	JPTAOBRL is a custom basket of Brazilian stocks.
[31]	KAAU9 - Underlying asset is 10-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[32]	KEU9 - Underlying asset is 3-year Korea Treasury Bond future with 5% coupon rate and semiannual coupon payment.
[33]	OBX - Oslo Stock Exchange OBX Index.
[34]	S5UTIL - S&P 500 Utilities Sector Index.
[35]	SPSIHO - S&P Homebuilders Select Industry Index.
[36]	STBANKX - S&P/TSX Composite Banks Industry Group Index.
[37]	SX7E - Euro STOXX Banks Index.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

GSCBFERU Index

Name	Quantity	Value	Weight
Snam SpA	2,734,227	$13,575,438	11.15%
Engie SA	812,670	12,314,300	10.12%
E.ON SE	1,110,316	12,045,814	9.90%
Red Electrica Corp SA	547,081	11,381,470	9.35%
Terna Rete Elettrica Nazionale SpA	1,708,671	10,868,858	8.93%
Suez	655,013	9,441,755	7.76%
National Grid PLC	787,285	8,353,491	6.86%
EDP - Energias de Portugal SA	1,833,497	6,960,323	5.72%
SSE PLC	482,578	6,873,740	5.65%
Endesa SA	260,490	6,690,084	5.50%
Enagas SA	205,678	5,483,293	4.50%
United Utilities Group PLC	517,856	5,146,248	4.23%
Severn Trent PLC	185,737	4,829,048	3.97%
Italgas SpA	633,554	4,251,714	3.49%
Acciona SA	32,545	3,489,749	2.87%
		$121,705,325	100.00%

GSCBFGOR Index

Name	Quantity	Value	Weight
Franco-Nevada Corp	61,584	$5,227,250	39.30%
Wheaton Precious Metals Corp	146,398	3,539,904	26.61%
Royal Gold Inc	31,597	3,238,376	24.34%
Osisko Gold Royalties Ltd	124,170	1,296,335	9.75%
		$13,301,865	100.00%

GSGLFPAY Index
Name	Quantity	Value	Weight
Mastercard Inc	7,110	$1,880,808	13.69%
Visa Inc	10,574	1,835,118	13.36%
PayPal Holdings Inc	10,616	1,215,107	8.84%
Worldpay Inc	9,214	1,129,176	8.22%
First Data Corp	40,792	1,104,239	8.04%
Global Payments Inc	6,865	1,099,292	8.00%
Total System Services Inc	8,402	1,077,725	7.84%
Wirecard AG	6,233	1,048,204	7.63%
Square Inc	11,681	847,223	6.17%
WEX Inc	4,031	838,851	6.11%
FleetCor Technologies Inc	2,969	833,844	6.07%
Adyen NV	1,075	828,633	6.03%
		$13,738,220	100.00%

JPFCITSV Index

Name	Quantity	Value	Weight
NTT Data Corp	56,903	$756,910	7.94%
Oracle Corp	12,956	738,103	7.74%
Fujitsu Ltd	10,401	724,262	7.60%
Infosys Ltd	67,663	723,990	7.59%
International Business Machines Corp	4,634	638,995	6.70%
Capgemini SE	4,936	613,163	6.43%
Hewlett Packard Enterprise Co	38,527	575,984	6.04%
Cognizant Technology Solutions Corp	7,388	468,345	4.91%
Wipro Ltd	105,171	455,389	4.78%
Temenos AG	2,413	431,372	4.53%
Indra Sistemas SA	41,853	422,637	4.43%
VMware Inc	2,486	415,678	4.36%
Atos SE	4,594	383,666	4.02%
SYNNEX Corp	3,338	328,498	3.45%
Citrix Systems Inc	3,200	314,003	3.29%
Tieto OYJ	10,298	304,828	3.20%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

JPFCITSV Index (Continued)

Name	Quantity	Value	Weight
Software AG	8,790	$301,547	3.16%
Sykes Enterprises Inc	8,241	226,298	2.37%
Conduent Inc	22,132	212,247	2.23%
DXC Technology Co	3,761	207,441	2.18%
TTEC Holdings Inc	3,382	157,550	1.65%
Worldline SA/France	1,838	133,594	1.40%
		$9,534,500	100.00%

JPFUAIR Index
Name	Quantity	Value	Weight
Gol Linhas Aereas Inteligentes SA	3,909	$65,983	7.19%
Air Canada	1,762	53,404	5.82%
WestJet Airlines Ltd	2,142	50,286	5.48%
Azul SA	1,466	49,015	5.34%
Cathay Pacific Airways Ltd	24,462	36,579	3.99%
Copa Holdings SA	369	36,018	3.93%
Wizz Air Holdings Plc	822	35,580	3.88%
ANA Holdings Inc	995	32,915	3.59%
Alaska Air Group Inc	514	32,860	3.58%
Air France-KLM	3,357	32,229	3.51%
Delta Air Lines Inc	558	31,683	3.45%
Japan Airlines Co Ltd	992	31,664	3.45%
AirAsia Group Bhd	46,905	30,953	3.38%
Spirit Airlines Inc	648	30,930	3.37%
United Airlines Holdings Inc	337	29,491	3.22%
Qantas Airways Ltd	7,715	29,208	3.19%
Singapore Airlines Ltd	4,048	27,720	3.02%
JetBlue Airways Corp	1,487	27,502	3.00%
Ryanair Holdings PLC	2,367	27,201	2.97%
American Airlines Group Inc	772	25,169	2.74%
Latam Airlines Group SA	2,677	25,083	2.74%
Southwest Airlines Co	484	24,588	2.68%
Finnair OYJ	2,956	23,506	2.56%
International Consolidated Airlines Group	3,815	23,097	2.52%
Deutsche Lufthansa AG	1,318	22,568	2.46%
Hawaiian Holdings Inc	802	22,000	2.40%
easyJet PLC	1,769	21,408	2.33%
Turk Hava Yollari AO	9,462	21,067	2.30%
SAS AB	13,154	17,513	1.91%
		$917,220	100.00%

JPFUBRIK Index

Name	Quantity	Value	Weight
Walmart Inc	4,567	$504,662	7.13%
Target Corp	4,519	391,425	5.53%
Ulta Beauty Inc	1,065	369,368	5.22%
Carter’s Inc	3,105	302,860	4.28%
L Brands Inc	11,538	301,144	4.26%
Williams-Sonoma Inc	4,631	301,031	4.26%
Best Buy Co Inc	4,274	298,009	4.21%
Ralph Lauren Corp	2,450	278,270	3.93%
Foot Locker Inc	6,578	275,753	3.90%
Kroger Co/The	12,258	266,126	3.76%
American Eagle Outfitters Inc	14,866	251,242	3.55%
Children’s Place Inc/The	2,623	250,162	3.54%
Dillard’s Inc	3,833	238,689	3.37%
Guess? Inc	14,277	230,571	3.26%
Abercrombie & Fitch Co	14,244	228,472	3.23%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

JPFUBRIK Index (Continued)

Name	Quantity	Value	Weight
Tiffany & Co	2,437	$228,155	3.23%
Sally Beauty Holdings Inc	16,882	225,212	3.18%
Hanesbrands Inc	12,866	221,551	3.13%
Gap Inc/The	11,943	214,617	3.03%
Bed Bath & Beyond Inc	17,982	208,951	2.95%
Kohl’s Corp	4,328	205,814	2.91%
Macy’s Inc	8,861	190,156	2.69%
Nordstrom Inc	5,438	173,269	2.45%
Capri Holdings Ltd	4,775	165,588	2.34%
Michaels Cos Inc/The	18,753	163,152	2.31%
Urban Outfitters Inc	7,023	159,783	2.26%
Party City Holdco Inc	19,339	141,752	2.00%
Chico’s FAS Inc	41,232	138,952	1.97%
Signet Jewelers Ltd	5,193	92,844	1.31%
Tailored Brands Inc	9,921	57,241	0.81%
		$7,074,821	100.00%

JPFUCLDS Index

Name	Quantity	Value	Weight
Coupa Software Inc	11,642	$1,473,940	9.95%
Shopify Inc	4,409	1,323,395	8.94%
Atlassian Corp PLC	9,891	1,294,177	8.74%
Veeva Systems Inc	7,310	1,185,015	8.00%
Tableau Software Inc	6,622	1,099,383	7.42%
Zendesk Inc	11,474	1,021,537	6.90%
ServiceNow Inc	3,253	893,308	6.03%
Workday Inc	4,210	865,531	5.85%
HubSpot Inc	4,824	822,616	5.56%
Microsoft Corp	5,867	785,924	5.31%
Adobe Inc	2,437	718,191	4.85%
Amazon.com Inc	378	715,957	4.84%
SAP SE	5,077	694,511	4.69%
salesforce.com Inc	4,518	685,534	4.63%
Splunk Inc	5,378	676,315	4.57%
Tyler Technologies Inc	2,552	551,301	3.72%
		$14,806,635	100.00%

JPFUEOIL Index

Name	Quantity	Value	Weight
BP PLC	147,987	$1,030,655	12.49%
Royal Dutch Shell PLC	30,975	1,010,147	12.25%
TOTAL SA	16,376	916,589	11.11%
Eni SpA	50,813	843,038	10.22%
OMV AG	15,237	741,635	8.99%
Equinor ASA	33,421	659,293	7.99%
Repsol SA	38,220	598,464	7.25%
Galp Energia SGPS SA	34,305	527,028	6.39%
Lundin Petroleum AB	9,904	306,651	3.72%
DNO ASA	162,086	293,262	3.55%
China Petroleum & Chemical Corp	302,927	205,930	2.50%
Kosmos Energy Ltd	30,092	188,677	2.29%
Premier Oil PLC	182,637	178,290	2.16%
Hurricane Energy PLC	243,238	162,118	1.96%
Aker BP ASA	5,199	148,924	1.81%
Gulf Keystone Petroleum Ltd	39,417	112,839	1.37%
Cairn Energy PLC	39,685	87,208	1.06%
Gran Tierra Energy Inc	47,393	75,355	0.91%
EnQuest PLC	253,158	63,467	0.77%
Genel Energy Plc	25,570	62,649	0.76%
Etablissements Maurel et Prom	11,260	37,220	0.45%
		$8,249,439	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

JPFUFERL Index

Name	Quantity	Value	Weight
CF Industries Holdings Inc	7,529	$351,666	30.03%
Mosaic Co/The	8,844	221,374	18.90%
Yara International ASA	4,158	201,492	17.21%
K+S AG	8,048	149,743	12.79%
Nutrien Ltd	2,765	147,808	12.62%
OCI NV	3,610	98,998	8.45%
		$1,171,081	100.00%

JPFUGERE Index

Name	Quantity	Value	Weight
Vonovia SE	61,136	$2,916,669	26.99%
Aroundtown SA	222,652	1,832,581	16.96%
Deutsche Wohnen SE	47,835	1,753,429	16.22%
LEG Immobilien AG	14,432	1,626,186	15.05%
TAG Immobilien AG	32,640	753,371	6.97%
Grand City Properties SA	23,490	536,306	4.96%
alstria office REIT-AG	27,021	437,069	4.04%
CA Immobilien Anlagen AG	11,361	416,817	3.86%
TLG Immobilien AG	6,267	183,296	1.70%
ADO Properties SA	3,694	152,646	1.41%
Sirius Real Estate Ltd	152,486	128,927	1.19%
ADLER Real Estate AG	5,501	70,105	0.65%
		$10,807,402	100.00%

JPFUOILL Index

Name	Quantity	Value	Weight
Tidewater Inc	376,957	$8,850,961	16.11%
Ensco Rowan plc	952,794	8,127,334	14.80%
Transocean Ltd	1,267,583	8,125,207	14.79%
Golar LNG Ltd	344,038	6,357,829	11.58%
Drilling Co of 1972 A/S/The	60,791	4,718,439	8.59%
BW Offshore Ltd	683,310	4,157,122	7.57%
Odfjell Drilling Ltd	1,147,478	3,493,842	6.36%
Noble Corp plc	1,487,435	2,781,503	5.06%
Seadrill Ltd	521,986	2,171,460	3.95%
Northern Drilling Ltd	434,611	1,913,722	3.48%
CGG SA	777,622	1,459,675	2.66%
Pacific Drilling SA	82,773	1,042,940	1.90%
Borr Drilling Ltd	94,358	911,634	1.66%
Shelf Drilling Ltd	236,766	817,957	1.49%
		$54,929,625	100.00%

JPFUOMED Index

Name	Quantity	Value	Weight
Sinclair Broadcast Group Inc	10,049	$538,912	5.17%
Cable One Inc	432	505,312	4.85%
Nexstar Media Group Inc	4,235	427,770	4.10%
Charter Communications Inc	1,039	410,688	3.94%
New York Times Co/The	12,217	398,530	3.82%
Discovery Inc	12,786	392,517	3.76%
Walt Disney Co/The	2,805	391,729	3.76%
Comcast Corp	8,859	374,566	3.59%
ViaSat Inc	4,480	362,038	3.47%
DISH Network Corp	9,187	352,856	3.38%
Meredith Corp	5,882	323,886	3.11%
Omnicom Group Inc	3,892	318,970	3.06%
Viacom Inc	10,325	308,393	2.96%
Cinemark Holdings Inc	8,362	301,856	2.89%
TEGNA Inc	18,641	282,418	2.71%
CBS Corp	5,645	281,708	2.70%
Interpublic Group of Cos Inc/The	12,446	281,156	2.70%
Informa PLC	26,318	278,976	2.68%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

JPFUOMED Index (Continued)
Name	Quantity	Value	Weight
Lagardere SCA	10,261	$266,904	2.56%
Pearson PLC	23,741	246,962	2.37%
News Corp	18,209	245,643	2.36%
Publicis Groupe SA	4,257	224,530	2.15%
SES SA	14,237	222,360	2.13%
WPP PLC	17,581	221,009	2.12%
Dentsu Inc	5,913	206,100	1.98%
Gray Television Inc	11,156	182,851	1.75%
ITV PLC	124,838	171,165	1.64%
Eutelsat Communications SA ProSiebenSat.1	8,571	160,057	1.53%
Media SE	9,611	150,814	1.45%
Mediaset SpA	44,966	146,847	1.41%
Grupo Televisa SAB	16,523	139,452	1.34%
IMAX Corp	6,618	133,678	1.28%
Cineworld Group PLC	41,358	133,044	1.28%
AMC Entertainment Holdings Inc	14,008	130,695	1.25%
Axel Springer SE	1,801	126,769	1.22%
Toho Co Ltd/Tokyo	2,927	124,283	1.19%
Gannett Co Inc	12,960	105,750	1.01%
Lions Gate Entertainment Corp	7,479	91,613	0.88%
Nippon Television Holdings Inc	6,134	90,745	0.87%
Mediaset Espana Comunicacion SA	12,178	88,449	0.85%
RTL Group SA	1,616	82,653	0.79%
National CineMedia Inc	7,425	48,706	0.47%
Technicolor SA	38,278	35,392	0.34%
Houghton Mifflin Harcourt Co	5,222	30,077	0.29%
Television Francaise 1	2,629	27,651	0.27%
Metropole Television SA	1,200	22,688	0.22%
Atresmedia Corp de Medios de Comunicacion	4,566	22,345	0.21%
Television Broadcasts Ltd	8,891	14,866	0.14%
		$10,426,379	100.00%
JPFUREGE Index
Name	Quantity	Value	Weight
Klepierre SA	46,643	$1,561,916	18.17%
Unibail-Rodamco-Westfield	7,989	1,195,644	13.91%
Deutsche EuroShop AG	39,881	1,100,799	12.80%
Wereldhave NV	26,956	705,467	8.20%
Capital & Counties Properties PLC	243,026	668,248	7.77%
Eurocommercial Properties NV	21,377	570,642	6.64%
Hufvudstaden AB	24,577	417,345	4.85%
Lar Espana Real Estate Socimi SA	44,541	345,047	4.01%
Intu Properties PLC	313,504	303,597	3.53%
Vastned Retail NV	9,391	302,946	3.52%
Mercialys SA	22,542	297,277	3.46%
NewRiver REIT PLC	110,213	249,325	2.90%
Hammerson PLC	69,654	245,029	2.85%
Carmila SA	10,193	182,237	2.12%
Citycon OYJ	16,521	171,896	2.00%
Atrium Ljungberg AB	7,600	137,153	1.60%
Immobiliare Grande Distribuzione SIIQ Sp	14,170	93,357	1.09%
Atrium European Real Estate Ltd	13,456	50,136	0.58%
		$8,598,061	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Schedule of Investments

June 30, 2019

JPFUREGU Index
Name	Quantity	Value	Weight
American Assets Trust Inc	948	$44,662	10.10%
Kimco Realty Corp	2,160	39,915	9.02%
Federal Realty Investment Trust Regency	290	37,379	8.45%
Centers Corp	554	36,971	8.36%
Brixmor Property Group Inc	2,009	35,920	8.12%
Simon Property Group Inc	216	34,463	7.79%
Retail Properties of America Inc Scentre	2,875	33,809	7.64%
Group	10,475	28,201	6.38%
SITE Centers Corp	2,114	27,989	6.33%
Vicinity Centres	16,059	27,584	6.24%
Taubman Centers Inc	555	22,681	5.13%
Macerich Co/The	556	18,605	4.21%
Urstadt Biddle Properties Inc Brookfield	602	12,632	2.86%
Property Partners LP	566	10,714	2.42%
Tanger Factory Outlet Centers Inc Retail	516	8,359	1.89%
Value Inc	211	7,357	1.66%
Pennsylvania Real Estate Investment Trust	1,062	6,906	1.56%
Washington Prime Group Inc	1,496	5,714	1.29%
CBL & Associates Properties Inc	2,327	2,420	0.55%
		$442,281	100.00%
JPFUUSDI Index
Name	Quantity	Value	Weight
Dollar General Corp	13,277	$1,794,477	16.24%
Costco Wholesale Corp	6,251	1,651,852	14.95%
Dollar Tree Inc	15,039	1,615,057	14.62%
Ollie’s Bargain Outlet Holdings Inc	18,233	1,588,294	14.37%
Ross Stores Inc	15,379	1,524,384	13.80%
Burlington Stores Inc	8,560	1,456,477	13.18%
TJX Cos Inc/The	26,838	1,419,178	12.84%
		$11,049,719	100.00%

JPFUUSRE Index
Name	Quantity	Value	Weight
American Homes 4 Rent	76,258	$1,853,838	14.81%
Invitation Homes Inc	68,556	1,832,495	14.64%
Mid-America Apartment Communities Inc	9,810	1,155,265	9.23%
AvalonBay Communities Inc	5,574	1,132,483	9.05%
Essex Property Trust Inc	3,840	1,120,892	8.96%
Equity Residential	14,549	1,104,559	8.82%
UDR Inc	21,103	947,313	7.57%
Camden Property Trust	8,175	853,357	6.82%
Equity LifeStyle Properties Inc	6,708	813,907	6.50%
Sun Communities Inc	6,312	809,110	6.46%
Apartment Investment & Management Co	15,842	793,984	6.34%
Preferred Apartment Communities Inc	6,698	100,134	0.80%
		$12,517,337	100.00%

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Assets and Liabilities

June 30, 2019

Assets
Investments, at value (cost $149,615,420)	$152,731,653
Cash	10,120,904
Cash collateral for derivative instruments	12,180,000
Deposits with brokers for derivative instruments	10,520,470
Foreign currency, at value (cost $2,486,859)	2,494,710
Premiums paid for swaps	27,146
Unrealized appreciation on swaps	764,604
Unrealized appreciation on forward currency contracts	659,756
Receivables:
Investment securities sold	8,350,424
Interest receivable	454,139
Dividends receivable	253
Prepaid expenses	15,983
Total Assets	198,320,042

Liabilities
Written options, at value (premiums received $253,640)	301,289
Premiums received from swaps	106,376
Unrealized depreciation on swaps	943,495
Payables:
Investment securities purchased	10,730,087
Due to Investment Adviser	119,942
Accrued Distribution fees	639
Other accrued expenses	97,507
Total Liabilities	12,299,335

Net Assets	$186,020,707

COMPONENTS OF NET ASSETS
Paid-in capital	$194,578,158
Total accumulated losses	(8,557,451)
Net Assets	$186,020,707

Institutional Class:
Net assets applicable to shares outstanding	$2,743,148
Shares outstanding (unlimited shares authorized with no par value)	305,057
Net Asset Value, Redemption Price and Offering Price Per Share	$8.99

Super Institutional Class:
Net assets applicable to shares outstanding	$183,277,559
Shares outstanding (unlimited shares authorized with no par value)	20,368,088
Net Asset Value, Redemption Price and Offering Price Per Share	$9.00

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statement of Operations

For the Year Ended June 30, 2019

Investment Income
Dividends (Net of foreign tax of $465)	$3,125
Interest (Net of foreign tax of $20,607)	1,495,853
Total Investment Income	1,498,978

Expenses
Management fees	1,651,096
Administration fees	222,560
Transfer agent fees	70,015
Legal fees	50,624
Custody fees	38,519
Audit fees	27,711
Registration fees	19,014
Compliance fees	16,658
Interest expense	15,739
Trustees fees	11,680
Miscellaneous expenses	8,439
Reports to shareholders	6,271
Insurance expense	4,273
Shareholder servicing fees	1,687
Distribution fees - Advisor Class	89
Total expenses	2,144,375
Less: Expense waived by the Adviser (Note 3)	(200,582)
Net expenses	1,943,793

Net Investment Loss	(444,815)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(10,083,525)
Written options	2,063,158
Forward currency contracts	13,937,875
Futures contracts	(3,963,107)
Foreign currency	(247,367)
Swap contracts	(3,809,696)
Net realized loss	(2,102,662)
Net change in unrealized appreciation/depreciation on:
Investments	10,321,922
Written options	(30,037)
Forward currency contracts	(5,864,499)
Futures contracts	106,717
Foreign currency	29,367
Translation of assets and liabilities denominated in foreign currency	18,711
Swap contracts	165,571
Net change in appreciation/depreciation	4,747,752

Net realized and unrealized gain on investments, written options, forward currency and futures foreign currency, and swap contracts	2,645,090

Net Increase in Net Assets from Operations	$2,200,275

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Statements of Changes in Net Assets

	For the Year ended June 30, 2019	For the Year ended June 30, 2018
Operations
Net investment loss	$(444,815)	$(1,490,667)
Net realized gain (loss) on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	(2,102,662)	8,082,094
Net change in unrealized appreciation/depreciation on investments, written options, forward currency and futures contracts, foreign currency, and swap contracts	4,747,752	(1,468,962)
Net increase in net assets resulting from operations	2,200,275	5,122,465

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Advisor Class	—	(3,177)
Net dividends and distributions to shareholders - Institutional Class	(239,681)	(35,112)
Net dividends and distributions to shareholders - Super Institutional Class	(14,278,182)	(5,794,767)
Net decrease in net assets resulting from distributions paid	(14,517,863)	(5,833,056)*

CAPITAL TRANSACTIONS
Proceeds from shares sold
Advisor Class	—	—
Institutional Class	1,654,962 **	365,035
Super Institutional Class	15,141,090	22,569,528
Proceeds from reinvestment of distributions
Advisor Class	—	3,019
Institutional Class	225,637	33,099
Super Institutional Class	14,224,939	5,785,604
Cost of units redeemed
Advisor Class	(102,475)**	—
Institutional Class	(339,265)	(50)
Super Institutional Class	(12,587,889)	(34,185,681)
Net increase (decrease) in net assets from capital transactions	18,216,999	(5,429,446)

Total increase (decrease) in net assets	5,899,411	(6,140,037)

Net Assets
Beginning of year	180,121,296	186,261,333
End of year	$186,020,707	$180,121,296 ***

CAPITAL SHARE TRANSACTIONS
Advisor Class
Shares sold	—	—
Shares reinvested	—	313
Shares redeemed	(10,848)**	—
Net increase (decrease) in shares outstanding	(10,848)	313

Institutional Class
Shares sold	168,642 **	37,287
Shares reinvested	26,329	3,433
Shares redeemed	(38,330)	(5)
Net increase in shares outstanding	156,641	40,715

Super Institutional Class
Shares sold	1,671,929	2,285,303
Shares reinvested	1,659,853	599,544
Shares redeemed	(1,385,294)	(3,489,262)
Net increase (decrease) in shares outstanding	1,946,488	(604,415)

*	Includes net investment income distributions of $1,055, $13,421 and $2,214,979, and net realized gain distributions of $2,122, $21,691 and $3,579,788 for the Advisor, Institutional, and Super Institutional Class respectively.
**	Includes exchange of all shares in Advisor Class to Institutional Class on 10/31/2018. 10,848 shares of Advisor class valued at $102,475 were exchanged for 10,804 shares of the Institutional Class. See Note 1.
***	Includes accumulated net investment income of $4,591,370.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Institutional Class

For a capital share outstanding throughout the periods presented

	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.03)	(0.08)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments	0.10	0.36	0.29	(0.35)
Total from investment operations	0.07	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—	(0.20)	—	—
Total distributions	(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$8.99	$9.69	$9.73	$9.56

Total return	1.09%	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,743	$1,438	$1,048	$1,026
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.24%	1.19%	1.19%	1.55	%(3)
After fees waived by the Adviser (4)	1.13%	1.06%	1.09%	1.16	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.46%	-0.97%	-0.97%	-1.44	%(3)
After fees waived by the Adviser (5)	-0.35%	-0.84%	-0.87%	-1.05	%(3)
Portfolio turnover rate (6)	81%	11%	4%	54	%(2)

*	Inception date
(1)	Computed using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and June 30, 2019, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.54%, 1.18%, 1.18% and 1.23%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.15%, 1.07%, 1.05% and 1.12%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and June 30, 2019, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.43%, -0.96%, -0.96% and -0.45%, respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -1.04%, -0.85%, -0.83% and -0.34%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Consolidated Financial Highlights

Super Institutional Class

For a capital share outstanding throughout the periods presented

	For the Year ended June 30, 2019	For the Year ended June 30, 2018	For the Year ended June 30, 2017	For the Period July 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.69	$9.73	$9.56	$10.00

Income (loss) from investment operations:
Net investment loss (1)	(0.02)	(0.08)	(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	0.10	0.36	0.29	(0.38)
Total from investment operations	0.08	0.28	0.21	(0.44)

Less distributions:
From net investment income	(0.77)	(0.12)	(0.04)	—
From net realized gain on investments	—	(0.20)	—	—
Total distributions	(0.77)	(0.32)	(0.04)	—

Net asset value, end of period	$9.00	$9.69	$9.73	$9.56

Total return	1.21%	2.96%	2.18%	-4.40	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$183,278	$178,578	$185,112	$159,304
Ratio of expenses to average net assets
Before fees waived by the Adviser (4)	1.17%	1.19%	1.17%	1.45	%(3)
After fees waived by the Adviser (4)	1.06%	1.06%	1.06%	1.06	%(3)
Ratio of net investment loss to average net assets
Before fees waived by the Adviser (5)	-0.35%	-0.97%	-0.95%	-1.05	%(3)
After fees waived by the Adviser (5)	-0.24%	-0.84%	-0.84%	-0.66	%(3)
Portfolio turnover rate (6)	81%	11%	4%	54	%(2)

*	Inception date
(1)	Computed using the average shares method.
(2)	Not annualized
(3)	Annualized
(4)
The ratios of expenses to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and June 30, 2019, excluding interest and brokerage expenses, the ratios of expenses to average net assets, before fees waived by the Adviser, were 1.44%, 1.15%, 1.18% and 1.16%, respectively. Excluding interest and brokerage expenses, the ratios of expenses to average net assets, after fees waived by the Adviser, were 1.05%, 1.05%, 1.05% and 1.05%, respectively.

(5)
The ratios of net investment loss to average net assets include interest and brokerage expenses. For the periods ended June 30, 2016, June 30, 2017, June 30, 2018 and June 30, 2019, excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived by the Adviser, were -1.04%, -0.93%, -0.96% and -0.34% , respectively. Excluding interest and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived by the Adviser, were -0.65%, -0.83%, -0.83% and -0.23%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The ratio is calculated including cash and long-term derivative positions, as they represent a significant percentage of the Fund’s holdings.

The accompanying notes are an integral part of these financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

Note 1 – Organization

Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Fulcrum Asset Management LLP (the “Adviser”) serves as the investment manager to the Fund.

The investment objective of the Fund is to achieve long-term absolute returns. The inception date of the Fund was July 31, 2015. The Fund currently offers two classes of shares, Institutional Class and Super Institutional Class. Each class of shares represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets. On October 31, 2018, all outstanding shares in the Advisor Class were exchanged to the Institutional Class. The Advisor Class is currently closed, but may accept new investments in the future.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary acts as an investment vehicle that enables the Fund to gain exposure to certain investments consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At June 30, 2019 the Fund’s investment in the Subsidiary represented 1.36% of the Fund’s net assets. The results from operations of the Subsidiary were as follows:

Net investment loss	$(13,125)
Net realized loss	(388,854)
Net change in unrealized appreciation (depreciation)	(368,828)
Net decrease in net assets resulting from Operations	$(770,807)

The consolidated financial statements of the Fund include the financial statements of the Subsidiary.

All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be indirectly investing in said investments. As such, references to the Fund may also include its Subsidiary. When viewed on a consolidated basis, the Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as the Fund. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

At June 30, 2019, the investment held in the Subsidiary was $2,530,676; there were $37,738 of unrealized losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on open contracts. There were 511 futures contracts and 254 options contracts as detailed in the Consolidated Schedule of Investments.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of the Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities, including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues, are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type. When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy. Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

Dispersion warrants are valued using prices provided by the respective counterparty and are reviewed by the Adviser. These valuations are classified a Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2019:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$1,025,467	$—	$—	$1,025,467
Purchased Options and Warrants	849,812	7,776,491	—	8,626,303
Short-Term Investments	—	110,112,635	—	110,112,635
United States Treasury Bond	—	32,967,248	—	32,967,248
Total Investments	$1,875,279	$150,856,374	$—	$152,731,653

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total

Other Financial Instruments
Written Options	$(212,615)	$(88,674)	$—	$(301,289)
Forward Currency Contracts *	—	659,756	—	659,756
Futures Contracts *	(772,298)	—	—	(772,298)
Interest Rate Swaps *	—	(128,862)	—	(128,862)
Inflation Swaps *	—	74,828	—	74,828
Total Return Swaps *	—	(124,857)	—	(124,857)
Total Other Financial Instruments	$(984,913)	$392,191	$—	$(592,722)

* Forward Currency Contracts, Total Return Swaps, Inflation Swaps, Interest Rate Swaps and Futures Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

(b) Derivatives

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

The Fund implements its investment strategy by investing either directly, or through derivatives, in a broad range of instruments, including, but not limited to, equities, fixed income, currencies, commodities, credit derivatives, convertible securities, futures, forwards, options, and swaps. Specific types of derivative instruments used by the Fund for the period ended June 30, 2019, include purchased and written options and warrants; forward currency and futures contracts; and interest rate, inflation, and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase call and put options. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

The Fund makes investments in dispersion warrants as detailed in the Consolidated Statement of Investments. The final payout is calculated based on the volatility of a basket of underlying stocks compared to an established strike value for each constituent relative to the actual volatility of the overall index compared to another strike value. The Fund pays a premium for each warrant. The Fund will recognize a gain if the dispersion calculation results in a payment greater than the premium paid. Otherwise, the Fund will recognize a realized loss at maturity. The amount of loss is limited to the amount of premium paid.

Forward and Futures Contracts – A forward contract involves a negotiated obligation to purchase or sell a specific asset at a future date, at a price set at the time of the contract. A futures contract is a standardized forward contract to buy or sell a financial instrument or commodity at a predetermined price in the future. The primary risks associated with the use of these contracts are: (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract, (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired, (c) losses caused by unanticipated market movements, which are potentially unlimited, (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors, (e) the possibility that the counterparty will default in the performance of its obligations, and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, thus the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Swap Contracts – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increases or decreases depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures.

The Fund enters into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

The Fund invests in inflation swaps. The two parties exchange the return based on an inflation index for a fixed coupon payment. The value of the Fund’s position changes based on the change in the underlying inflation index value.

Changes in value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of June 30, 2019:

Consolidated Statement of Assets and Liabilities Location

Assets
Risk Exposure Category	Investments (1)	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swaps	Unrealized Appreciation on Futures (2)
Interest rate (3)	$—	$—	$328,796	$83,125
Currency	467,303	659,756	—	20,466
Equity	390,372	—	435,808	307,216
Commodity	459,440	—	—	228,514
Volatility	7,309,188	—	—	—
Total	$8,626,303	$659,756	$764,604	$639,321

Liabilities
Risk Exposure Category	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swaps	Unrealized Depreciation on Futures (2)
Interest rate (3)	$—	$—	$(398,503)	$(1,007,345)
Currency	(88,674)	—	—	(60,159)
Equity	(74,015)	—	(544,992)	(173,855)
Commodity	(138,600)	—	—	(170,260)
Total	$(301,289)	$—	$(943,495)	$(1,411,619)

(1) Includes purchased options and warrants.

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

(3) Includes inflation swaps.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended June 30, 2019:

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$(454,395)	$105,453	$—	$(778,833)	$(2,655,880)	$(3,783,655)
Commodity	(281,775)	187,549	—	(275,058)	—	(369,284)
Credit	—	—	—	—	51,573	51,573
Currency	(542,662)	800,035	13,937,875	(287,608)	—	13,907,640
Equity	(1,122,976)	902,352	—	(2,621,608)	(1,205,389)	(4,047,621)
Volatility	528,402	67,769	—	—	—	596,171
Total	$(1,873,406)	$2,063,158	$13,937,875	$(3,963,107)	$(3,809,696)	$6,354,824

Change in Unrealized Gain / (Loss) on Derivatives
Risk Exposure Category	Investments (1)	Written Options	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Interest rate (2)	$—	$—	$—	$(802,162)	$353,953	$(448,209)
Currency	143,341	(35,586)	(5,864,499)	(26,419)	—	(5,783,163)
Equity	(75,274)	17,612	—	1,248,829	(188,382)	1,002,785
Commodity	3,591	(12,063)	—	(313,531)	—	(322,003)
Volatility	737,431	—	—	—	—	737,431
Total	$809,089	$(30,037)	$(5,864,499)	$106,717	$165,571	$(4,813,159)

(1) Includes purchased options and warrants.

(2) Includes inflation risk

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

The average monthly volume of derivative instruments held by the Fund during the year ended June 30, 2019 is set forth below:

Derivative Type	Unit of Measure	Average Quantity

Interest rate swap *	Notional Amount	$174,512,311
Total return swaps – Long	Notional Amount	$54,907,733
Total return swaps – Short	Notional Amount	$(30,697,224)
Forward currency contracts	Notional Amount	$403,346,763
Futures – Long	Notional Amount	$(24,767)
Futures – Short	Notional Amount	$540
Purchased options and warrants	Contracts	217,435
Purchased binary options	Notional Amount	$19,886
Purchased currency options	Notional Amount	$279,710
Written options	Contracts	(853)
Written currency options	Notional Amount	$(90,787)

* Includes inflation swaps

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements
June 30, 2019

The following tables set forth the Funds’ net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2019:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets & (Liabilities)	Net Amounts Presented in the Consolidated Statement of Assets & (Liabilities)	Offsetting Derivative Position	Cash Collateral Pledged (Received)(1)	Net Amount
Assets:
Purchased Options and Warrants
BNP Paribas S.A.	$491,701	$—	$491,701	$—	$—	$491,701
Goldman Sachs	60,710	—	60,710	—	—	60,710
HSBC Bank Plc	2,705,768	—	2,705,768	—	—	2,705,768
J.P. Morgan Chase	4,518,312	—	4,518,312	(88,674)	—	4,429,638
Morgan Stanley	849,812	—	849,812	(212,615)	—	637,197

Futures Contracts (2)
J.P. Morgan Chase	51,334	(51,334)	—	—	—	—
Morgan Stanley	587,987	(587,987)	—	—	—	—

Forward Contracts
J.P. Morgan Chase	1,693,819	(1,034,063)	659,756	—	—	659,756

Swaps Contracts
Goldman Sachs	92,998	—	92,998	(66,808)	—	26,190
J.P. Morgan Chase	671,606	—	671,606	(671,606)	—	—
	$11,724,047	$(1,673,384)	$10,050,663	$(1,039,703)	$—	$9,010,960

Liabilities:
Written Options
J.P. Morgan Chase	$(88,674)	$—	$(88,674)	$88,674	$—	$—
Morgan Stanley	(212,615)	—	(212,615)	212,615	—	—

Futures Contracts (2)
J.P. Morgan Chase	—	51,334	51,334	—	—	—
Morgan Stanley	(1,411,619)	587,987	(823,632)	—	772,298	—

Forward Contracts
J.P. Morgan Chase	(1,034,063)	1,034,063	—	—	—	—

Swaps Contracts
Goldman Sachs	(66,808)	—	(66,808)	66,808	—	—
J.P. Morgan Chase	(876,687)	—	(876,687)	671,606	205,081	—
	$(3,690,466)	$1,673,384	$(2,017,082)	$1,039,703	$977,379	$—

(1) Any over-collateralization of total financial instruments or cash is not shown.

(2) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

(c) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d) Security Transactions and Investment Income

The Fund records security transactions based on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(e) Foreign currency translation

Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2019, the Fund held foreign currency.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

(f) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income and net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Federal Income Taxes

The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended June 30, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the Consolidated Statement of Operations. As of June 30, 2019, the tax years ended June 30, 2018, June 30, 2017 and tax period ended June 30, 2016 remain subject to examination. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Restricted Cash & Deposits with Broker

At June 30, 2019, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On June 30, 2019, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amount Pledged (1)	Deposits with Brokers
Goldman Sachs	$2,190,000	$—
J.P. Morgan Chase	9,990,000	2,383,510
Morgan Stanley	—	8,136,960
Total	$12,180,000	$10,520,470

(1)	Excludes non-pledged cash or collateral held by broker.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

(i) Cash – Concentration in Uninsured Cash

For cash management purposes the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of June 30, 2019, the Fund held $9,870,904 as cash reserves at U.S. Bank, N.A. (“U.S. Bank”) and $2,133,510 as deposits with broker at J.P. Morgan Chase and $7,886,960 as deposits with broker at Morgan Stanley that exceeded the FDIC insurance limit.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at an annual rate of 0.90%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.30%, 1.05%, and 1.05% of average daily net assets for Advisor, Institutional, and Super Institutional Class, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At June 30, 2019, the amounts reimbursed by the Adviser and subject to potential recapture by year were as follows:

Amount	Expiration
$215,730	June 30, 2020
230,181	June 30, 2021
200,582	June 30, 2022
$646,493

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”), an affiliate of Fund Services, acts as the Fund’s distributor and principal underwriter. For the year ended June 30, 2019, the Fund incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

Administration	$222,560
Custody	$38,519
Transfer Agency	$70,015
Chief Compliance Officer	$16,658

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

At June 30, 2019, the Fund had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees to U.S. Bank in the following amounts:

Administration	$34,340
Custody	$8,022
Transfer Agency	$10,693
Chief Compliance Officer	$2,000

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $11,680 for their services and reimbursement of travel expenses during the year ended June 30, 2019. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Advisor Class shares (the “Plan”) that allows the Fund to pay fees for the sale, distribution and servicing of its Advisor Class shares. The Plan provides for a distribution and servicing fee of up to 0.25% of the Advisor Class shares’ average daily net assets. The Fund paid $89 in distribution fees for the period ended June 30, 2019.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the Plan.

Quasar Distributors, LLC (the “Distributor”), acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Portfolio Securities Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the year ended June 30, 2019, were as follows:

Purchases	$192,423,573
Sales	$135,898,691

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

Note 6 – Federal Income Tax Information

At June 30, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Investments	Written Options	Foreign Currencies	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total
Tax cost of Investments	$149,615,420	$(253,640)	$2,271,722	$744,805	$(991,205)	$(178,891)	$151,208,211
Unrealized Appreciation	3,745,545	—	9,118	126,232	279,771	—	4,160,666
Unrealized Depreciation	(629,312)	(47,649)	(27,546)	(211,281)	(60,864)	—	(976,652)
Net unrealized appreciation (depreciation)	3,116,233	(47,649)	(18,428)	(85,049)	218,907	—	3,184,014
Undistributed Ordinary Income	—	—	—	—	—	—	—
Other accumulated gain/(loss)	(11,741,465)	—	—	—	—	—	(11,741,465)
Total accumulated gain/(loss)	$(8,625,232)	$(47,649)	$(18,428)	$(85,049)	$218,907	$—	$(8,557,451)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2019, permanent differences in book and tax accounting have been reclassified to capital, and accumulated losses as follows:

Accumulated Losses	Paid In Capital
$726,167	$(726,167)

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

The tax character of distributions paid during the year ended June 30, 2019, and June 30, 2018 were as follows:

	Year ended	Year ended
Distributions Paid From:	June 30, 2019	June 30, 2018
Ordinary Income	$14,517,863	$3,834,533
Long-Term Capital Gains	—	1,998,523
Total Distributions Paid	$14,517,863	$5,833,056

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2019, the Fund deferred, on a tax basis, post-October losses of $4,798,437.

At June 30, 2019, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
Short-Term	Long-Term	Total
$4,589,893	$2,436,816	$7,026,709

Note 7 – Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to June 30, 2019 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Fulcrum Diversified Absolute Return Fund

Notes to Consolidated Financial Statements

June 30, 2019

Note 9 – New Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. The Fund has adopted all applicable provisions of ASU 2018-13.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Trust for Advised Portfolios

and the Shareholders of Fulcrum Diversified Absolute Return Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Fulcrum Diversified Absolute Return Fund, a series of shares of beneficial interest in Trust for Advised Portfolios (the “Fund”), including the consolidated schedule of investments, as of June 30, 2019, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the years in the two-year period then ended and the consolidated financial highlights for each of the years in the three-year period then ended and for the period from July 31, 2015 (inception date) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the three-year period then ended and for the period from July 31, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Trust for Advised Portfolios since 2014.

Philadelphia, Pennsylvania

August 29, 2019

Fulcrum Diversified Absolute Return Fund

Additional Information

June 30, 2019 (Unaudited)

Form N-Q

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-855-538-5278 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Tax Information

For the fiscal year ended June 30, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2019, was 0.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Fulcrum Diversified Absolute Return Fund

TRUSTEES AND OFFICER INFORMATION (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships(3) Held During Past 5 Years by Trustee
Independent Trustees(4)
John Chrystal 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1958	Trustee	Since 2011	Insurance Acquisition Corp., Director (February 2019 – present); Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provided strategic advice and assistance to financial institutions (2009 – 2012)	1	The Bancorp, Inc. (2013 to present), Javelin Mortgage Investments, Inc. (2012 – 2016)
Albert J. DiUlio, S.J. 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1943	Trustee	Since 2011	Treasurer, Midwest Province and Wisconsin Province of The Society of Jesus (2014 to present); President, Vatican Observatory Foundation (2011 – 2014).	1	None
Harry E. Resis 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1945	Trustee	Since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors	1	None
Interested Trustee(5)
Christopher E. Kashmerick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1974	Trustee, Chairman, President and Principal Executive Officer	Trustee since 2018, Chairman, President and Principal Executive Officer since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)	1	None

Fulcrum Diversified Absolute Return Fund

TRUSTEES AND OFFICER INFORMATION (Continued) (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven J. Jensen 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1957	Vice President, Chief Compliance Officer and AML Officer	Since 2014	Senior Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Russell B. Simon 615 E. Michigan Street Milwaukee, WI 53202 Year of birth:1980	Treasurer and Principal Financial Officer	Since 2014	Vice President, U.S. Bancorp Fund Services, LLC (2011 to present)
Scott A. Resnick 615 E. Michigan Street Milwaukee, WI 53202 Year of birth: 1983	Secretary	Since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2018 - present); Associate, Legal & Compliance, PIMCO (2012-2018)

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term until the election of a successor.

(2)	The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

(3)	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

(4)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(5)	Mr. Kashmerick is an “interested person” of the Trust as defined by the 1940 Act. Mr. Kashmerick is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s distributor.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and/or

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  John Chrystal, Albert J. DiUlio and Harry E. Resis are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Fulcrum Diversified Absolute Return Fund
	FYE 06/30/2019	FYE 06/30/2018
Audit Fees	$22,500	$18,500
Audit-Related Fees	None	None
Tax Fees	$4,600	$4,600
All Other Fees	None	None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Fulcrum Diversified Absolute Return Fund
	FYE 6/30/2019	FYE 6/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Fulcrum Diversified Absolute Return Fund
Non-Audit Related Fees	FYE 6/30/2019	FYE 6/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 6,2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date September 6, 2019

By /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date September 6, 2019